SHARE CAPITAL (Schedule of Underlying Data Used for Computing the Fair Value of the Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013
Share-based compensation [Line Items]
Value of ordinary share		4.896
Share options [Member] | Employees and directors [Member]
Share-based compensation [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility		67.10%
Expected volatility, minimum	59.00%
Expected volatility, maximum	66.70%
Risk-free interest rate, minimum	1.87%	0.72%
Risk-free interest rate, maximum	2.22%	1.20%
Share options [Member] | Employees and directors [Member] | Minimum [Member]
Share-based compensation [Line Items]
Value of ordinary share	4.8
Expected term	6 years	5 years
Share options [Member] | Employees and directors [Member] | Maximum [Member]
Share-based compensation [Line Items]
Value of ordinary share	6.8
Expected term	7 years	7 years
Share options [Member] | Consultants and other service providers [Member]
Share-based compensation [Line Items]
Value of ordinary share			$ 6.816
Dividend yield	0.00%		0.00%
Expected volatility			64.50%
Expected volatility, minimum	59.90%
Expected volatility, maximum	62.00%
Risk-free interest rate			1.81%
Expected term	6 years		10 years
Share options [Member] | Consultants and other service providers [Member] | Minimum [Member]
Share-based compensation [Line Items]
Value of ordinary share	5.45
Risk-free interest rate	1.81%
Share options [Member] | Consultants and other service providers [Member] | Maximum [Member]
Share-based compensation [Line Items]
Value of ordinary share	7.01
Risk-free interest rate	2.00%